Schedule of business combinations (Details) € in Thousands, $ in Thousands				3 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Feb. 02, 2021 USD ($)	Feb. 02, 2021 EUR (€)	Feb. 02, 2021 USD ($)	Feb. 02, 2021 EUR (€)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2023 USD ($)	Jun. 29, 2021 USD ($)	Feb. 02, 2021 EUR (€)	Nov. 05, 2020 USD ($)	Nov. 05, 2020 EUR (€)
IfrsStatementLineItems [Line Items]
Non-controlling interests								$ (387)
At date of acquisition of non-controlling interest
Net outflow of cash - investing activities						$ 66		7,089
Tembo e-LV B.V. [member]
IfrsStatementLineItems [Line Items]
Cash consideration for acquisition		$ 2,173		$ 2,173							€ 1,800	$ 4,916	€ 4,000
Cash and cash equivalents		4,942		4,942							4,021	4,942	4,021
Trade and other receivables												123	100
Inventory												730	594
Property, plant and equipment (Note 13)												206	167
Deferred tax asset (Note 11)												263	214
Trade and other payables												(665)	(541)
Related party payable												(1,259)	(1,024)
Other non-current liabilities												(222)	(181)
Deferred income												(711)	(578)
Deferred tax liability (Note 11)												(489)	(398)
Remediation provision												(336)	(282)
Fair value of identifiable net assets acquired												2,582	2,092
At acquisition		(1,259)		(1,259)							(1,025)	(1,260)	(1,025)
Net assets acquired												1,322	1,067
Surplus on acquisition:		1,538		1,538							1,291	3,594	2,933
Goodwill (Note 14a)												1,698	1,340
Other intangible assets (Note 14b)												1,896	€ 1,593
Ordinary Shares issued		237		237							197	$ 200
Total consideration for acquisition		2,410		2,410							1,997
Non-controlling interests		387	€ 319
At date of acquisition of non-controlling interest		$ (873)		(873)							(706)
Net outflow of cash - investing activities				$ 2,147	€ 1,779
Loss attributable to non-controlling interest | €											€ 319
ISS joint venture [member]
IfrsStatementLineItems [Line Items]
Cash consideration for acquisition
Cash and cash equivalents	2							2
Net assets acquired	13,241							13,241
Total consideration for acquisition	1							1
Net outflow of cash - investing activities
Fair value of pre-acquisition equity interest	5,393							5,393		$ 5,400
Total consideration	5,393							5,393
Deposits	991							991
Gain on bargain purchase - included in gain/(loss) on SES development (Note 5)	7,848
ISS joint venture [member] | Capitalised development expenditure [member]
IfrsStatementLineItems [Line Items]
Other intangible assets (Note 14b)	$ 12,248							$ 12,248